Long-Term Debt and Interest Rate Swap Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure
Long-Term Debt and Interest Rate Swap Arrangements
Long-term debt consisted of the following:

	March 31,	December 31,
(in millions)	2013	2012
7.125% Senior Secured Notes due 2017	$376	500
7.5% Senior Secured Notes due 2019, net of original issue discount	760	988
7.375% Senior Secured Notes due 2020	500	500
5.125% Senior Secured Notes due 2022	500	500
4.375% Senior Secured Notes due 2023, net of original issue discount	750	—
5.95% Senior Secured Notes due 2043, net of original issue discount	300	—
Senior secured credit facility	328	903
Capital lease obligations	82	86
Total debt	3,596	3,477
Less current portion	(11)	(12)
Long-term portion of debt and capital lease obligations	$3,585	3,465

Senior Secured Credit Facility
On March 1, 2013, we amended and restated our senior secured credit facility, which provides for a $2.0 billion revolving credit facility with a $250 million sub-limit for standby letters of credit and $1.0 billion of uncommitted incremental revolving loan commitments or incremental term loans. QVC may elect that the loans extended under the senior secured credit facility bear interest at a rate per annum equal to the ABR Rate or LIBOR, as each is defined in the senior secured credit facility agreement, plus a margin of 0.25% to 2.00% depending on various factors. Each loan may be prepaid at any time and from time to time without penalty other than customary breakage costs. Any amounts prepaid on the revolving credit facility may be reborrowed. Payment of loans may be accelerated following certain customary events of default. The senior secured credit facility is a multi-currency facility. The senior secured credit facility is secured by the stock of QVC. QVC had $1.7 billion available under the terms of the senior secured credit facility at March 31, 2013. The interest rate on the senior secured credit facility was 1.7% at March 31, 2013.
The purpose of the amendment was to, among other things, extend the maturity of our senior secured credit facility to March 1, 2018 and lower the interest rate on borrowings.
The senior secured credit facility contains certain affirmative and negative covenants, including certain restrictions with respect to, among other things: incurring additional indebtedness; creating liens on property or assets; making certain loans or investments; selling or disposing of assets; paying certain dividends and other restricted payments; dissolving, consolidating or merging; entering into certain transactions with affiliates; entering into sale or leaseback transactions; restricting subsidiary distributions; and limiting QVC's ratio of consolidated total debt to consolidated Adjusted OIBDA.
Senior Secured Notes
On March 4, 2013, QVC announced the commencement of cash tender offers (the "Offers") for any and all of its outstanding $500 million in aggregate principal amount of 7.125% Senior Secured Notes due 2017 and up to $250 million in aggregate principal amount of its 7.5% Senior Secured Notes due 2019. On March 18, 2013, $124 million of the 7.125% Senior Secured Notes due 2017 were tendered pursuant to the Offers, whereby holders of the 7.125% Senior Secured Notes due 2017 received consideration of $1,039.40 for each $1,000 principal amount of tendered 7.125% Senior Secured Notes due 2017. On March 18, 2013, $231 million of the 7.5% Senior Secured Notes due 2019 were tendered pursuant to the Offers, whereby holders of the 7.5% Senior Secured Notes due 2019 received consideration of $1,120 for each $1,000 principal amount of tendered 7.5% Senior Secured Notes due 2019.
On April 17, 2013, QVC completed the redemption of the remaining $376 million principal amount of its 7.125% Senior Secured Notes due 2017 using a combination of borrowings on the senior secured credit facility and cash on hand.
On March 18, 2013, QVC issued $750 million principal amount of 4.375% Senior Secured Notes due 2023 at an issue price of 99.968% and issued $300 million principal amount of 5.95% Senior Secured Notes due 2043 at an issue price of 99.973%. These notes are secured by the stock of QVC, pari passu with the senior secured credit facility and QVC's existing notes. Interest is payable semi-annually.
The net proceeds from the issuance of these instruments were used to reduce the outstanding principal under QVC's existing 7.125% Senior Secured Notes due 2017, the 7.5% Senior Secured Notes due 2019 and the senior secured credit facility, as well as for general corporate purposes.
Additionally, as a result of these refinancing transactions in the first quarter, we incurred an extinguishment loss of $41 million recorded as loss on extinguishment of debt in the condensed consolidated statements of operations.
Interest Rate Swap Arrangements
In March 2013, QVC's notional interest rate swaps of $3.1 billion expired. These swap arrangements did not qualify as cash flow hedges under U.S. GAAP. Accordingly, changes in the fair value of the swaps were reflected in gain on financial instruments in the accompanying condensed consolidated statements of operations. We recorded a $12 million and an $11 million gain on financial instruments for three months ended March 31, 2013 and 2012, respectively.
At December 31, 2012, the fair value of the swap instruments was a net liability position of $12 million, of which $13 million was included in accrued liabilities, offset by $1 million included in prepaid expenses in the condensed consolidated balance sheet.
Other Debt Related Information
QVC was in compliance with all of its debt covenants at March 31, 2013.
During the quarter, there were no significant changes to QVC's debt credit ratings.
The weighted average rate applicable to all of the outstanding debt (excluding capital leases) was 5.8% as of March 31, 2013.

(9) Long-Term Debt and Interest Rate Swap Arrangements
Long-term debt consisted of the following:

		December 31,
(in millions)	2012	2011
7.125% Senior Secured Notes	$500	500
7.5% Senior Secured Notes, net of original issue discount	988	986
7.375% Senior Secured Notes	500	500
5.125% Senior Secured Notes	500	—
Senior secured credit facility	903	434
Capital lease obligations	86	70
Total debt	3,477	2,490
Less current portion	(12)	(10)
Long-term portion of debt and capital lease obligations	$3,465	2,480
(a) Senior Secured Notes due 2017
On March 23, 2010, QVC issued $500 million principal amount of 7.125% Senior Secured Notes due 2017 at par. The senior secured notes have equal priority to the bank credit facility. The notes are secured by the stock of QVC and certain of its subsidiaries. Interest is payable semi-annually.
(b) Senior Secured Notes due 2019
On September 25, 2009, QVC issued $1 billion principal amount of 7.5% Senior Secured Notes due 2019 at an issue price of 98.278%. The senior secured notes have equal priority to the bank credit facility. The notes are secured by the stock of QVC and certain of its subsidiaries. Interest is payable semi-annually.
(c) Senior Secured Notes due 2020
On March 23, 2010, QVC issued $500 million principal amount of 7.375% Senior Secured Notes due 2020 at par. The senior secured notes have equal priority to the bank credit facility. The notes are secured by the stock of QVC and certain of its subsidiaries. Interest is payable semi-annually.
(d) Senior Secured Notes due 2022
On July 2, 2012, QVC issued $500 million principal amount of 5.125% Senior Secured Notes due 2022 at par. The senior secured notes have equal priority to the bank credit facility. The notes are secured by the stock of QVC and certain of its subsidiaries. Interest is payable semi-annually.
The net proceeds from the issuance of these instruments were used to reduce the outstanding principal under QVC's senior secured credit facility and for general corporate purposes.
(e) Senior secured credit facility
On September 2, 2010, QVC entered into a new credit agreement that provides for a $2 billion revolving credit facility, with a $250 million sub-limit for standby letters of credit. QVC may elect that the loans extended under the revolving credit agreement bear interest at a rate per annum equal to the ABR Rate or LIBOR, as each is defined in the credit agreement, plus a margin of 0.50% to 3.00% depending on various factors. The credit facility is a multi-currency facility and there is no prepayment penalty. The loans are scheduled to mature in September of 2015.
The senior secured credit facility is secured by the stock of QVC.
QVC had $1.1 billion available under the terms of the senior secured credit facility at December 31, 2012.
(f) Five year maturities
The annual principal debt maturities, excluding capital lease obligations, for each of the next five years is as follows (in millions):

2013	—
2014	—
2015	903
2016	—
2017	500
(g) Interest rate swap arrangements
During the third quarter of 2009, QVC entered into seven interest rate swap arrangements with an aggregate notional amount of $1.8 billion. Such arrangements provided for payments that began in March 2011 and will extend to March 2013. QVC makes fixed payments at rates ranging from 2.98% to 3.67% and receives variable payments at 3 month LIBOR (0.31% at December 31, 2012). Additionally, during 2011, QVC entered into seven additional interest rate swap arrangements with an aggregate notional amount of $1.4 billion that partially offset the existing 2009 swap arrangements. Such arrangements provided for payments that began in June 2011 and will extend to March 2013. QVC receives fixed payments ranging from 0.57% to 0.95% and pays variable payments at 3 month LIBOR (0.31% at December 31, 2012). QVC's swap arrangements do not qualify as cash flow hedges under U.S. GAAP. Accordingly, changes in the fair value of the swaps are reflected in gain on financial instruments in the accompanying consolidated statements of operations.
QVC entered into these interest rate swap arrangements to mitigate the interest rate risk associated with interest payments related to its variable rate debt.
At December 31, 2012, the fair value of the swap instruments was a net liability position of $12 million, of which $13 million was included in accrued liabilities, offset by $1 million included in prepaid expenses in the consolidated balance sheet. At December 31, 2011, the fair value was a net liability position of $59 million, of which $61 million was included in other long-term liabilities, offset by $2 million included in other noncurrent assets in the consolidated balance sheet.
(h) Other
QVC was in compliance with all of its debt covenants at December 31, 2012.
At December 31, 2012 and 2011, outstanding letters of credit totaled $30 and $37 million, respectively.
QVC recognized a loss from the early extinguishment of debt in 2010 in the amount of $22 million, which, was included in other income (expense) in the consolidated statements of operations.
After considering the effects of the interest rate swaps, the weighted average rate applicable to all of the outstanding debt and interest rate swaps was 7.0% as of December 31, 2012.